Income Taxes - Reconciliation of U.S. Statutory Income Tax Rate to Our Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S. statutory income tax rate	21.00%	21.00%	21.00%
State taxes, net of federal deduction	0.20%	3.20%	(2.80%)
Tax impact of foreign operations, including U.S. taxes on international income and foreign tax credits	(0.30%)	(1.80%)	(10.30%)
Change in valuation allowance	(0.20%)	1.10%	(0.50%)
Non-deductible expenses	0.70%	5.80%	1.30%
Goodwill impairment		15.30%
Tax rate change		0.30%	0.10%
Tax impact of certain significant transactions		0.90%	1.10%
Tax benefit relating to foreign derived intangible income and U.S. manufacturer's deduction	(0.80%)	(2.90%)	0.40%
R&D tax credit	(0.60%)	(2.00%)	(2.20%)
Share-based compensation	0.10%	1.80%	(0.20%)
Net uncertain tax positions, including interest and penalties	(16.00%)	(14.60%)	2.90%
Other	(0.10%)	(0.20%)	(0.10%)
Effective income tax rate	4.00%	27.90%	10.70%